Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Short-Term Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The TDAM Short-Term Bond Fund (the "Short-Term Bond Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Short-Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Bond Fund's performance. During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 75% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Short-Term Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year
		and that operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its assets in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations
(debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the Investment Manager's analysis. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Short-Term Bond Fund of 3 years or less for securities which the Short-Term Bond Fund holds.

The Investment Manager will allocate the Short-Term Bond Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Short-Term Bond Fund, the Investment Manager
will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Short-Term Bond Fund may invest in mortgage-backed and asset-backed securities. The Short-Term Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Short-Term Bond Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Short-Term Bond Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 - 3 Year Treasury
Index, because such investments provide sufficient incremental income to justify their additional risk. The Investment Manager will also seek to minimize deviations from the average duration of the Short-Term Bond Fund's benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment
Manager will seek to enhance returns by taking advantage of yield differentials
		among securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	If the Investment Manager's strategies do not work as intended, the Short-Term
Bond Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Bond Fund, or the Short-Term Bond Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Bond Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Bond Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term Bond
Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Short-Term Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk - The Short-Term Bond Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
		other government agency.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Short-Term Bond Fund, or the Short-Term Bond Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the
Short-Term Bond Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows average annual total returns of the Short-Term
Bond Fund. Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future. For updated performance
		information, please call (866) 416-4031 or visit www.tdamusa.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Short-Term Bond Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's performance from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and (0.50) % (for the quarter ended 6/30/08), respectively.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows average annual total returns of the Short-Term Bond Fund.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement
		account or a 401(k) plan.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund | Bank of America Merrill Lynch 1 - 3 Year Treasury Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1 - 3 Year Treasury Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund | Short-Term Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return 2007	rr_AnnualReturn2007	5.94%
Annual Return 2008	rr_AnnualReturn2008	3.85%
Annual Return 2009	rr_AnnualReturn2009	4.18%
Annual Return 2010	rr_AnnualReturn2010	2.47%
Annual Return 2011	rr_AnnualReturn2011	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund | Short-Term Bond Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund | Short-Term Bond Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions And Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]

[1]	Index returns provided from December 31, 2006.